Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net earnings	CAD 713	CAD 840
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - capital assets	873	785
Amortization - intangible assets	79	64
Amortization - other	31	24
Deferred income tax expense (Note 25)	98	164
Accrued employee future benefits	58	(19)
Equity component of allowance for funds used during construction (Note 23)	(37)	(23)
Gain on sale of non-utility capital assets (Note 23)	0	(131)
Gain on sale of non-regulated generation assets (Note 23)	0	(62)
Other	64	79
Change in long-term regulatory assets and liabilities	(17)	(89)
Change in non-cash operating working capital (Note 29)	22	41
Cash provided by (used in) operating activities	1,884	1,673
Investing activities
Change in other assets and other liabilities	(89)	(36)
Capital expenditures - capital assets	(1,912)	(2,131)
Capital expenditures - intangible assets	(149)	(112)
Contributions in aid of construction	50	59
Purchase of assets held for sale (Note 6)	0	(32)
Proceeds on sale of assets (Note 28)	50	922
Business acquisitions, net of cash acquired (Note 27)	(4,841)	(38)
Cash provided by (used in) investing activities	(6,891)	(1,368)
Financing activities
Change in short-term borrowings	392	148
Proceeds from long-term debt, net of issue costs (Note 14)	4,136	1,002
Repayments of long-term debt and capital lease and finance obligations	(336)	(602)
Net borrowings (repayments) under committed credit facilities	93	(622)
Advances from non-controlling interests (Notes 21 and 27)	1,361	20
Issue of common shares, net of costs and dividends reinvested (Note 17)	45	40
Redemption of preference shares (Note 19)	(200)	0
Dividends
Common shares, net of dividends reinvested	(316)	(232)
Preference shares	(72)	(77)
Subsidiary dividends paid to non-controlling interests	(53)	(23)
Cash provided by (used in) financing activities	5,050	(346)
Effect of exchange rate changes on cash and cash equivalents	(16)	53
Change in cash and cash equivalents	27	12
Cash and cash equivalents, beginning of year	242	230
Cash and cash equivalents, end of year	CAD 269	CAD 242